Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates
	September 30, 2020	March 31, 2020	September 30, 2019

Balance sheet items, except for equity accounts	6.7896	7.0808	7.1477
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.9997	6.9637	6.9173

Schedule of useful life of property, plant and equipment
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4 years
Leasehold improvement cost	5%	3-10 years

Schedule of Construction in process
	March 31, 2020	March 31, 2020
Factory	$169,464	$148,372
Workshop	-	-
Retail outlet	280,000	180,000
	$449,464	$328,372

Schedule of concentration risk
	For the six months ended September 30,
	2020	2019
Customer A	13.7%	17.2%
Customer B	2.2%	16.4%

	As of
	September 30, 2020	March 31, 2020
Customer A	5.8%	5.5%
Customer B	4.4%	9.0%